Annual Fund Operating Expenses - Quantified Gold Futures Tracking Fund	Jan. 30, 2026
Investor and Advisor Class Shares [Member] | Quantified Gold Futures Tracking Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	1.50%
Investor and Advisor Class Shares [Member] | Quantified Gold Futures Tracking Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	2.10%
Class A Shares [Member] | Quantified Gold Futures Tracking Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[3]
Acquired Fund Fees and Expenses	0.15%	[4]
Expenses (as a percentage of Assets)	1.50%

[1]	Includes shareholder service expenses of 0.15% that may include sub-transfer agent and sub-custodian fees.
[2]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[3]	Includes shareholder service expenses of 0.15% that may include sub-transfer agent and sub-custodian fees.
[4]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.